STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES (Details Textual) $ / shares in Units, $ in Thousands								1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
		May. 05, 2015 USD ($)	Apr. 08, 2015 shares	Oct. 15, 2014 shares	Aug. 15, 2014 shares	Jul. 07, 2014 $ / shares shares	Jan. 07, 2014 $ / shares shares	Sep. 21, 2015 shares	Sep. 17, 2015 USD ($) shares	Jul. 23, 2015 USD ($) $ / shares shares	Mar. 16, 2015 USD ($) shares	Sep. 23, 2014 USD ($) $ / shares shares	Mar. 20, 2014 $ / shares shares	Mar. 30, 2012 USD ($) $ / shares	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 03, 2015 shares	Jul. 31, 2015 $ / shares shares	Apr. 30, 2015 shares	Jul. 17, 2014 shares	Feb. 28, 2013 shares	Jan. 23, 2012 shares	Dec. 31, 2011 shares
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	8,326,634		624,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																	$ 0.32		$ 6.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																			$ 2.82	$ 7.20
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $															$ 1,270		$ 1,270		$ 669
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																	1 year 1 month 28 days		7 months 24 days
Stock Issued During Period Shares Cashless Exercise																				12,567
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															1,923,636		1,923,636		5.00
Deemed dividend related to exchange agreement | $															$ 0	$ 279	$ 0	$ 279	$ 279	$ 0
Preferred Stock, Liquidation Preference, Value | $																			$ 4,165
Stock Issued During Period, Shares, Conversion of Convertible Securities																			176,137
Stock Issued During Period, Value, Conversion of Convertible Securities | $																	400	0	$ 46	0
Proceeds from Warrant Exercises | $																	453		$ 343	292
Exercise Price Per Share | $ / shares																			$ 5.00
General and Administrative Expense | $															$ 1,332	901	2,318	3,047	$ 3,640	6,296
Stock Issued During Period, Value, Share-based Compensation, Gross | $																	232
Deemed Dividend, Inducement of Warrant Exercise in May 2015 | $		$ 154															$ 0
Stock Issued During Period Warrants Exercised															1,923,636		1,923,636
Research and Development Expense | $															$ 667	$ 769	$ 1,991	$ 3,209	$ 3,943	$ 4,912
Equity Incentive Plan 2012 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																					1,748,166					572,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																			432,500
General and Administrative Expense | $																	514
Research and Development Expense | $																	$ 77
Equity Incentive Plan 2012 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																								1,000,000	572,000
Equity Incentive Plan 2012 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																								1,500,000	1,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																	6,052
February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Sale Of Stock Price Per Unit																			9.40
Stock Issued During Period Shares Upon Exchange Agreement					10,806,190
Fair value Of Common Stock Issued | $																			$ 3,403
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 11.75
Third Registration Statement [Member]
Class of Stock [Line Items]
Share Price | $ / shares													$ 0.0001
Shares Reported Under Registration Statement Covering Public Resale													779,436
Service Provider Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									50,000
Common Stock, Capital Shares Reserved for Future Issuance																							400,000
General and Administrative Expense | $									$ 16								$ 64
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Upon Exchange Agreement																			10,957,515
Stock Issued During Period, Shares, Conversion of Convertible Securities																	1,526,609		176,137
Stock Issued During Period, Value, Conversion of Convertible Securities | $	[1]																$ 0		$ 0
Stock Issued During Period Shares Warrants Exercised																			68,524	60,155
Common Stock, Capital Shares Reserved for Future Issuance															200,000		200,000
Stock Issued During Period, Shares, Other																			496,884
Stock Issued During Period Shares New Issues February 2014																			445,392
Stock Issued During Period, Shares, Share-based Compensation, Gross																	773,549
Stock Issued During Period, Value, Share-based Compensation, Gross | $	[1]																$ 0
Deemed Dividend, Inducement of Warrant Exercise in May 2015 | $																	0
Number Of Shares Authorized For Resale			11,286,444
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities | $		$ 400															400		$ 46
Stock Issued During Period, Value, Share-based Compensation, Gross | $																	232
Deemed Dividend, Inducement of Warrant Exercise in May 2015 | $																	$ 154
Series A Warrants [Member]
Class of Stock [Line Items]
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement			2,821,613
Series B Warrants [Member]
Class of Stock [Line Items]
Callable price per share (in dollars per share) | $ / shares																	$ 0.80
Trading Period For Callable Option																	20 days
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement			2,821,613
Warrant [Member] | February 2014 Private Placement warrants [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | $																			$ 3,754
Warrants 2011 To 2012 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			338,099
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 5.00
Warrants Exercise Price Per Share Adjusted | $ / shares																			$ 1.00
Warrants 2011 To 2012 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											2,426,084
Scientific Advisory Board [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			76,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																			$ 6.95
Management [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																	2,200,000
U.S. Members of the Board of Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																	773,549
Stock Issued During Period, Value, Share-based Compensation, Gross | $																	$ 232
Placement Agent [Member] | Warrants 2011 To 2012 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			2,297,624
Investors [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Warrants Rights Cancelled During Period																			334,044
Investors [Member] | Warrants 2011 To 2012 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			437,537
Board of Directors [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																			$ 6.95
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance																			30,000
Consultants [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						63,000
Employees and Consultants [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 4.90
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price | $ / shares							$ 9.25
Employee [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						236,000	124,000
Non-Employees [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							10,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 4.90
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance						30,000
Restricted Stock [Member] | Service Provider Agreement [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																							100,000
Restricted Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Other Selling, General and Administrative Expense | $																				$ 1,011
Private Placement [Member]
Class of Stock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances | $																			$ 3,230
Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | $																			$ 2,461
Private Placement [Member] | Common Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 7.50
Proceeds from Issuance of Private Placement | $														$ 2,461
Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Exercisable Term																	9 months
Exercise Price Per Share | $ / shares																	$ 0.24
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Exercisable Term																	36 months
Exercise Price Per Share | $ / shares																	$ 0.30
Private Placement [Member] | Investors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues February 2014																			445,392
September 2014 Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services (in shares)												42,350
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,341,834								5,341,834
Proceeds from Issuance of Preferred Stock and Preference Stock | $												$ 4,096
Preferred Stock Convertible Into Common Stock				10,683,662								10,683,662
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.48
Warrants Exercise Price Per Share Adjusted | $ / shares												$ 0.48
Preferred Stock Converted Into Common Stock At Ratio																	ratio of 1 to 252		ratio of 1 to 252
Preferred Units, Issued												42,350
September 2014 Private Placement [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 6.50
September 2014 Private Placement [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted | $ / shares																			$ 1.23
February 2014 Private Placement [Member]
Class of Stock [Line Items]
Share Price | $ / shares													$ 4.45
Percentage Of Aggregate Of Weighted Average Prices Of Common Stock																			0.00%
Stock Issued During Period, Shares, Other																			496,884
Proceeds from Issuance of Private Placement | $											$ 1,956
February 2014 Private Placement [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Exercisable Date of Warrants																	Feb. 25, 2018
February 2014 Private Placement [Member] | Finders Fee Agreement [Member] | Exercisable by November 25, 2018
Class of Stock [Line Items]
Exercisable Date of Warrants																	Nov. 25, 2015
February 2014 Private Placement [Member] | Finders Fee Agreement [Member] | Exercisable by February 25, 2018
Class of Stock [Line Items]
Exercisable Date of Warrants																	Feb. 25, 2018
February 2014 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants Rights Cancelled During Period													334,044
February 2014 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											11,286,444
February 2014 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,821,613
February 2014 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,821,613
Stock Issued During Period, Shares, Other											287,500
February 2014 Private Placement [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | $											$ 207
February 2014 Private Placement [Member] | Chief Financial Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											1,150,000
February 2014 Private Placement [Member] | Chief Financial Officer [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											287,500
February 2014 Private Placement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Warrants Rights Cancelled During Period													549,338						28,977
Stock Issued During Period Shares Upon Exchange Agreement					151,325
February 2014 Private Placement [Member] | Investors [Member]
Class of Stock [Line Items]
Fair value Of Common Stock Issued | $																			$ 3,124
Deemed dividend related to exchange agreement | $																			$ 279
February 2014 Private Placement [Member] | Directors [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement | $											$ 200
February 2014 Private Placement [Member] | Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											1,111,111
February 2014 Private Placement [Member] | Directors [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											277,778
February 2014 Private Placement [Member] | Directors [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											277,778
July 2015 Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										9,020,475
Proceeds from Issuance of Private Placement | $										$ 2,325
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										50,000
Payments of Stock Issuance Costs | $										$ 122
July 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Warrants Exercised								8,350,870
July 2015 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										4,709,821
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.35
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement								4,400,018
Exercisable Term										12 months
July 2015 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										4,709,821
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.40
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement								4,400,018
Exercisable Term										36 months
July 2015 Private Placement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										449,157
Warrants Exercise Price Per Share Adjusted | $ / shares																						$ 0.53
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement								449,157
Stock Issued During Period Warrants Exercised																						439,347
July 2015 Private Placement [Member] | Series A Finders Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.35
Exercisable Term										12 months
July 2015 Private Placement [Member] | Series B Finders Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.40
Exercisable Term										3 years
July 2015 Private Placement [Member] | Placement Agent Warrants One [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.30
Exercisable Term										3 years
July 2015 Private Placement [Member] | Placement Agent Warrants Two [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.35
Exercisable Term										1 year
July 2015 Private Placement [Member] | Placement Agent Warrants Three [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.40
Exercisable Term										3 years
July 2015 Private Placement [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										750,000
Proceeds from Issuance of Private Placement | $										$ 225
July 2015 Private Placement [Member] | Chief Financial Officer [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										375,000
July 2015 Private Placement [Member] | Chief Financial Officer [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										375,000
July 2015 Private Placement [Member] | Finders [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										619,606
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										619,605
July 2015 Private Placement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										898,313
Warrants Exercise Price Per Share Adjusted | $ / shares																						$ 0.45
Payments of Stock Issuance Costs | $										$ 181
July 2015 Private Placement [Member] | Investors [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted | $ / shares																						$ 0.64
Stock Issued During Period Warrants Exercised																						2,307,106
July 2015 Private Placement [Member] | Chief Operating Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										40,000
Proceeds from Issuance of Private Placement | $										$ 12
July 2015 Private Placement [Member] | Chief Operating Officer [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										20,000
July 2015 Private Placement [Member] | Chief Operating Officer [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										20,000
July 2015 Private Placement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										619,605
Second Private Placement 2011-2012 [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted | $ / shares																						$ 0.38
Stock Issued During Period Warrants Exercised																						311,874
Finder Fee [Member] | February 2014 Private Placement [Member]
Class of Stock [Line Items]
Payments for Fees | $																	$ 43
Stock to be Issued Upon Exercise of Warrants																	241,423
Exercise Price Per Share | $ / shares																	$ 0.18
Finder Fee [Member] | February 2014 Private Placement [Member] | Exercisable by November 25, 2018
Class of Stock [Line Items]
Stock to be Issued Upon Exercise of Warrants																	60,356
Exercise Price Per Share | $ / shares																	$ 0.24
Finder Fee [Member] | February 2014 Private Placement [Member] | Exercisable by February 25, 2018
Class of Stock [Line Items]
Stock to be Issued Upon Exercise of Warrants																	60,356
Exercise Price Per Share | $ / shares																	$ 0.30

[1]	Represents an amount lower than $1.